Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Jun. 25, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jun. 25, 2020
Prospectus Date	rr_ProspectusDate	Apr. 27, 2020
Knowledge Leaders Developed World ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. For the fiscal year ended April 30, 2019, the Fund's predecessor fund, KL Knowledge Leaders Developed World ETF, portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equities the advisor considers to be highly innovative companies or "knowledge leaders." The portfolio will include a diversified mix of mid- and large-cap companies from the developed world including North America, Europe and Asia.

The Fund's advisor considers knowledge leaders to be companies that have demonstrated histories of successfully employing their research and development and have built competitive advantages using their own firm-specific resources such as proprietary knowledge, intellectual property or a unique distribution mechanism. Based on academic research, the advisor believes the market is generally inefficient at valuing such high growth companies because traditional financial data overlooks hidden value in such companies' assets.

Using a proprietary methodology based on academic research, the advisor evaluates all of the equity securities in an investment universe comprised of companies in the top 85% of the market capitalization of the 22 traditional developed countries (excluding Hong Kong) with a stock price greater than $1, eliminating those companies with the lowest 10% trading liquidity (shares traded multiplied by share price). The advisor's methodology is applied to create an intangible-adjusted financial history for each remaining company. The methodology does this by making adjustments to each company's reported financial data since 1980 (or since the company's inception, if later) that cause intangible investments to be treated as identical to tangible investments. For this purpose, intangible assets include research and development, advertising, brand development, and employee training expenses. The methodology then applies the advisor's "knowledge leaders" screen, a proprietary, quantitative process used to measure a company's intangible-adjusted financial history for knowledge and innovation intensity, financial strength, and profitability. Companies are graded on a "pass/fail" basis and those companies that pass each level of the screen are identified as knowledge leaders. The Fund's advisor then constructs an equity portfolio from the group of knowledge leader stocks that in the advisor's opinion has the greatest liquidity characteristics. The Fund will not hold the entire group of knowledge leader securities.

Under normal circumstances, at least 80% of the Fund's assets will be invested in securities the Fund's advisor identifies as knowledge leaders at the time of investment, with not more than 25% in any one industry. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of companies located outside the United States. A company will be considered to be located outside the United States if it is domiciled in and tied economically to one or more non-U.S. countries and may include stocks of companies that trade in the form of depositary receipts. From time to time, the Fund may have a significant portion of its assets invested in a specific sector or geographical area. .

The Fund will invest primarily in securities issued by companies with market capitalizations over $500 million and may also invest in other investment companies, ETFs, cash, cash equivalents and money market instruments.

When the Advisor believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund's investment objective, the Fund may invest some or all of its assets in cash or cash equivalents. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders' investments in the Fund are set forth below.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company's risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. As of January 31, 2020, a significant portion of the Fund's assets was invested in securities of U.S. and Japanese issuers.

Investing in the United States Risk. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Investing in Japan Risk. The growth of Japan's economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners.

Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund's investments.

Market Turbulence Resulting from COVID-19. An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Certain markets have experienced or may experience temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund's ability to purchase or sell securities or cause increased premiums or discounts to the Fund's net asset value. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund. Any such impact could adversely affect the Fund's performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund.

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your shares. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Small- and Mid-Capitalization Risk. The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund's sector exposure is expected to vary over time, as of January 31, 2020, a significant portion of the Fund's assets was invested in the securities of companies in the following sectors:

Health Care Sector Risk. The health care sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a patent may adversely affect their profitability. Health care companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Industrials Sector Risk. The industrials sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services and for industrial sector products in general, product obsolescence, rapid technological developments, international political and economic developments, claims for environmental damage or product liability, tax policies, and government regulation.

Information Technology Sector Risk. Information technology companies may also be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Issuer-Specific Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an exchange-traded fund ("ETF"), only a limited number of institutional investors (known as "Authorized Participants") are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Trading Risk. Shares of the Fund may trade on NYSE Arca, Inc. (the "Exchange") above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Illiquid Investments Risk. This risk exists when particular Fund investments are difficult to purchase or sell, which can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual total returns of the Knowledge Leaders Developed World Index and the MSCI World Index. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.knowledgeleadersfunds.com or by calling toll-free 1-844-428-3525.

The Fund will commence operations and acquire the assets and liabilities of the Knowledge Leaders Developed World ETF (the "Predecessor Fund"), a series of Exchange Listed Funds Trust, on May 22, 2020. The Predecessor Fund was a passively-managed index fund that sought to provide investment results that, before fees and expenses, corresponded generally to the total return performance of the Knowledge Leaders Developed World Index, while the Fund is an actively managed fund that applies substantially identical screens and investment criteria as the Knowledge Leaders Developed World Index to provide exposure to a substantially similar portfolio. As a result, the Fund is designed to be substantially similar from an investment perspective to the Predecessor Fund. As a result of the acquisition, the Fund will be the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below reflect the performance of the Predecessor Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual total returns of the Knowledge Leaders Developed World Index and the MSCI World Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-428-3525
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.knowledgeleadersfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	9.32%	12/31/2019
Lowest Return	-15.19%	12/31/2018

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2019
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 30, 2020, the ETF changed its primary performance benchmark from the MSCI World Index to the Morningstar Developed Markets Large-Mid Cap Index. Knowledge Leaders Capital, LLC, the ETF's advisor, believes the Morningstar Developed Markets Large-Mid Cap Index is more transparent and has a clearer set of objective rules. Due to this assessment, the advisor believes the Morningstar Developed World Markets Large-Mid Cap Index represents a better equity benchmark with which to compare performance of Knowledge Leaders Developed World ETF.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
Knowledge Leaders Developed World ETF | Knowledge Leaders Developed World ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KLDW
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
One Year	rr_ExpenseExampleYear01	$ 77
Three Years	rr_ExpenseExampleYear03	240
Five Years	rr_ExpenseExampleYear05	417
Ten Years	rr_ExpenseExampleYear10	$ 930
Annual Return 2016	rr_AnnualReturn2016	7.04%
Annual Return 2017	rr_AnnualReturn2017	27.62%
Annual Return 2018	rr_AnnualReturn2018	(11.43%)
Annual Return 2019	rr_AnnualReturn2019	25.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.19%)
1 Year	rr_AverageAnnualReturnYear01	25.91%
3 Years	kldw_AverageAnnualReturnYear03	12.48%
Since Inception	rr_AverageAnnualReturnSinceInception	9.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2015
Knowledge Leaders Developed World ETF | After Taxes on Distributions | Knowledge Leaders Developed World ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.40%	[1]
3 Years	kldw_AverageAnnualReturnYear03	12.18%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.41%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2015	[1]
Knowledge Leaders Developed World ETF | After Taxes on Distributions and Sales | Knowledge Leaders Developed World ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.34%	[1]
3 Years	kldw_AverageAnnualReturnYear03	9.68%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.55%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2015	[1]
Knowledge Leaders Developed World ETF | Morningstar Developed Markets Large-Mid Cap Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.56%	[2]
3 Years	kldw_AverageAnnualReturnYear03	12.56%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.30%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2015	[2]

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
[2]	Effective June 30, 2020, the ETF changed its primary performance benchmark from the MSCI World Index to the Morningstar Developed Markets Large-Mid Cap Index. Knowledge Leaders Capital, LLC, the ETF's advisor, believes the Morningstar Developed Markets Large-Mid Cap Index is more transparent and has a clearer set of objective rules. Due to this assessment, the advisor believes the Morningstar Developed World Markets Large-Mid Cap Index represents a better equity benchmark with which to compare performance of Knowledge Leaders Developed World ETF.